UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05631

Lee Financial Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

3113 Olu Street

Honolulu, HI 96816

(Address of principal executive offices) (Zip code)

Jillian L. Bosmann

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite #2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant's telephone number, including area code: (808) 988-8088

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Since 1988

Hawaii Municipal Fund

SURFX

ANNUAL REPORT

September 30, 2022

HAWAII MUNICIPAL FUND

LETTER TO SHAREHOLDERS

September 30, 2022 (Unaudited)

October 21, 2022

Dear Fellow Shareholder,

Since 1988, the Hawaii Municipal Fund (the “Fund”) has provided shareholders with the opportunity to earn double tax-free income* while supporting local projects designed to enrich the community. These projects may include improvements to schools, roads, utility systems, hospitals, housing, and other projects that help to improve the quality of life here in Hawaii.

As the world continues to emerge from the COVID-19 pandemic, the local Hawaii economy has seen improvements in 2022, especially in the visitor industry since Hawaii can now welcome more foreign visitors. Although visitor arrivals lag pre-pandemic numbers, total visitor spending as measured by nominal dollars increased 13.8% to $1.71 billion in August of 2022 as compared to $1.50 billion in August of 2019. This indicates an overall strengthening of the local economy, which is welcome news for Hawaii municipal bond investors.

Inflation remains well above the Federal Open Market Committee (FOMC) goal of 2%. The 12-month change in the Consumer Price Index (CPI) as of September 2022 was 8.2%. At its September 2022 meeting, the FOMC stated that it seeks to achieve maximum employment and to bring inflation back down to its 2% goal. The FOMC therefore currently believes that ongoing interest rate increases will be appropriate in order to meet its goals. Since March of 2020, interest rates had ranged from 0.0% to 0.25%, and in September of 2022 interest rates have increased to a range of 3.0% to 3.25%. The FOMC has raised interest rates five times in 2022. Current speculation is that we will see additional interest rate increases by the end of 2022.

The Fund’s portfolio manager continues to evaluate potential and current portfolio holdings believed to provide an advantageous combination of credit, duration, rate of return, liquidity, and diversification. We continue to believe that municipal bonds are attractive investments for long term investors.

The Fund had a beginning net asset value (“NAV”) of $11.27 per share on October 1, 2021 and a closing NAV of $9.76 per share on September 30, 2022. The Fund’s $1.51 per share decrease in NAV, combined with the net income distribution of $0.19 and the capital gain distribution of $0.07 per share, resulted in a total return of -11.26% for the twelve-month reporting period ended September 30, 2022. The Fund’s performance for this period was generally attributed to bond market volatility and the FOMC federal funds rate increases. In addition, inflation concerns have become a risk factor that may adversely affect economic gains across broad markets.

On the following pages are line graphs comparing the Fund’s performance to the Bloomberg Municipal Bond Index for the 10 years ended September 30, 2022. The graph assumes a hypothetical $10,000 investment in the Fund. The objective of the graph is to permit a comparison of the Fund with a municipal bond benchmark index and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of the Fund. While the Fund lagged the Index, we believe that the Fund is generally competitive against the Index, as the Index does not include any mutual fund operating expenses and does not reflect municipal bond performance specific to the State of Hawaii, as it is a nationally oriented municipal bond index.

HAWAII MUNICIPAL FUND

LETTER TO SHAREHOLDERS — (Continued)

September 30, 2022 (Unaudited)

Municipal Issuance/Industry Type (% of Net Assets)
September 30, 2022

Portfolio holdings are subject to change at any time. Please see the Schedule of Investments provided in this Annual Report for the complete listing of the Fund’s holdings as of September 30, 2022.

As a Hawaii resident, 100% of the income dividends earned in 2022 were both state and federal tax-free*. There was a capital gain distribution for the 2021 calendar year. Please see Note 6.

If you have any questions about this Annual Report or would like us to provide information about the Fund to your family or friends, please call us at (808) 988-8088. Thank you for the trust you have placed in us to manage your investments. On behalf of the staff and management of Lee Financial Group Hawaii, Inc., I would like to extend best wishes for a safe and happy holiday season.

Warmest Aloha,

Terrence K.H. Lee
President and CEO

Before investing, read the prospectus carefully. Please carefully consider the Fund’s investment objective, risks, and charges and expenses before investing. The prospectus contains this and other information about the Fund. This Annual Report must be accompanied or preceded by a prospectus.

HAWAII MUNICIPAL FUND

LETTER TO SHAREHOLDERS — (Continued)

September 30, 2022 (Unaudited)

A word about risk: Mutual fund investing includes risks. Principal loss is possible. The Fund’s investments in municipal bonds subjects the Fund to interest rate, credit, call and geographic concentration risk. This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Fund, please see the Fund’s prospectus.

* Some income may be subject to the federal alternative minimum tax for certain investors. Income may also be subject to capital gains taxes.

The Fund’s yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. The Fund is a series of Lee Financial Mutual Fund, Inc.

Lee Financial Securities, Inc., member FINRA is the Distributor for Lee Financial Mutual Fund, Inc. Lee Financial Securities, Inc. is a wholly owned subsidiary of Lee Financial Group Hawaii, Inc., a registered investment adviser with the SEC.

This Annual Report may contain certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the predictions and expectations of Lee Financial Group Hawaii, Inc., the Fund’s investment manager (the “Investment Manager”), concerning certain future events, such as performance of the economy, changes in interest rates and other factors that may impact the performance of the Fund. The Investment Manager believes that these forward looking statements are reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

HAWAII MUNICIPAL FUND

FUND PERFORMANCE

September 30, 2022 (Unaudited)

	Average Annual Total Return for the Periods Ended September 30, 2022
	Hawaii Municipal Fund - Investor Class	Bloomberg Municipal Bond Index
1 Year	-11.26%	-11.50%
5 Years	-0.35%	0.59%
10 Years	1.04%	1.79%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 0.95% per its current Prospectus, dated February 1, 2022. This rate can fluctuate and may differ from the expense ratio for the most recently completed fiscal year disclosed in the “Financial Highlights” portion of this Annual Report. This material must be proceeded or accompanied by a Prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call the Fund at (808) 988-8088 or (800) 354-9654.

The Bloomberg Municipal Bond Index is an unmanaged index that covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in the Index.

Performance of a $10,000 Investment

This graph illustrates a hypothetical $10,000 investment in the Fund’s Investor Class shares, from September 30, 2012 to September 30, 2022, with a similar investment in the Bloomberg Municipal Bond Index. Results include the reinvestment of all dividends and capital gains and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

HAWAII MUNICIPAL FUND

EXPENSE EXAMPLE

September 30, 2022 (Unaudited)

YOUR FUND’S EXPENSES

As a Fund shareholder, you can incur the following costs:

●	Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, the $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for the Fund and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 04/01/22	Ending Account Value 09/30/22	Expenses Paid During Period* 04/01/22 - 09/30/22
Hawaii Municipal Fund Investor Class
Actual	$ 1,000.00	$ 931.20	$ 4.62
Hypothetical	$ 1,000.00	$ 1,020.28	$ 4.84

*

Expenses are equal to the annualized expense ratio (0.96%), which is net of fee reductions, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2022

Par Value		Value
	HAWAII MUNICIPAL BONDS — 97.9%
	GENERAL OBLIGATION — 18.6%
	APPROPRIATION — 18.6%
	City & County of Honolulu
$555,000	5.000%, 10/1/2029	$580,643
1,000,000	4.000%, 7/1/2033	1,015,927
1,000,000	3.000%, 7/1/2035	846,832
1,200,000	4.000%, 9/1/2037	1,165,750
1,400,000	5.000%, 10/1/2037	1,447,341
500,000	5.000%, 7/1/2038	537,228
1,355,000	4.000%, 8/1/2039	1,282,634
1,100,000	5.000%, 9/1/2042	1,159,149
500,000	4.000%, 9/1/2043	453,545
1,000,000	4.000%, 7/1/2044	901,477
1,000,000	5.000%, 8/1/2044	1,054,294
	County of Hawaii
1,025,000	5.000%, 9/1/2027	1,082,035
800,000	4.000%, 9/1/2031	816,864
460,000	5.000%, 9/1/2032	479,705
500,000	5.000%, 9/1/2033	524,607
1,500,000	4.000%, 9/1/2038	1,425,006
1,500,000	4.000%, 9/1/2040	1,395,908
	County of Maui
1,000,000	5.000%, 9/1/2023	1,016,543
3,000,000	2.125%, 6/1/2024	2,935,170
1,000,000	4.000%, 9/1/2028	1,020,228
675,000	4.000%, 3/1/2037	654,080
1,200,000	5.000%, 3/1/2040	1,279,640
	State of Hawaii
2,000,000	5.000%, 8/1/2030	2,060,704
1,000,000	4.000%, 5/1/2036	981,402
		26,116,712
	TOTAL GENERAL OBLIGATION	26,116,712

	REVENUE BONDS — 79.3%
	APPROPRIATION — 8.1%
	Kauai County Community Facilities District
1,000,000	5.000%, 5/15/2049	974,296
1,000,000	5.000%, 5/15/2051	943,381

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

September 30, 2022

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	APPROPRIATION (Continued)
	State of Hawaii Airports System Revenue
$1,000,000	5.000%, 8/1/2023[1]	$1,008,341
1,420,000	5.250%, 8/1/2024[1]	1,433,483
2,570,000	5.250%, 8/1/2026[1]	2,594,245
1,000,000	5.000%, 8/1/2027[1]	1,006,746
	State of Hawaii Department of Hawaiian Home Lands
680,000	5.000%, 11/1/2029	727,828
600,000	5.000%, 4/1/2030	631,297
500,000	5.000%, 11/1/2030	534,448
800,000	5.000%, 4/1/2031	839,366
350,000	5.000%, 11/1/2031	373,443
300,000	5.000%, 4/1/2032	314,258
		11,381,132
	EDUCATION — 5.6%
	State of Hawaii Department of Budget & Finance
270,000	4.000%, 1/1/2032	249,203
435,000	3.000%, 1/1/2034	345,511
600,000	3.000%, 1/1/2035	466,559
585,000	3.000%, 1/1/2036	446,375
	University of Hawaii
2,000,000	5.000%, 10/1/2029	2,108,486
1,200,000	5.000%, 10/1/2030	1,262,352
1,600,000	5.000%, 10/1/2031	1,677,069
655,000	5.000%, 10/1/2034	694,831
750,000	3.000%, 10/1/2036	639,059
		7,889,445
	HEALTHCARE — 15.1%
	State of Hawaii Department of Budget & Finance
2,900,000	5.000%, 11/15/2027	2,906,371
3,200,000	5.125%, 11/15/2032	3,206,640
6,185,000	5.000%, 7/1/2035	6,318,367
5,555,000	5.250%, 11/15/2037	5,565,710
590,000	5.500%, 7/1/2038	595,292
2,600,000	5.500%, 7/1/2043	2,620,288
		21,212,668

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

September 30, 2022

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	HOUSING — 9.3%
	Hawaii Housing Finance & Development Corp.
$135,000	3.300%, 1/1/2026	$133,775
2,430,000	4.750%, 10/1/2027	2,460,025
3,000,000	4.950%, 4/1/2029	3,059,022
4,035,000	3.750%, 1/1/2031	4,034,947
3,435,000	4.000%, 9/1/2033	3,435,388
		13,123,157
	SPECIAL TAX — 6.7%
	State of Hawaii Department of Budget & Finance
1,890,000	4.000%, 3/1/2037[1]	1,711,903
10,000,000	3.200%, 7/1/2039	7,711,100
		9,423,003
	TRANSPORTATION — 19.6%
	State of Hawaii Airports System Revenue
1,000,000	5.000%, 7/1/2035[1]	1,017,530
1,000,000	5.000%, 7/1/2037[1]	1,019,219
1,000,000	4.000%, 7/1/2041[1]	880,903
750,000	5.000%, 7/1/2041[1]	745,011
735,000	5.000%, 7/1/2043[1]	734,732
7,335,000	5.000%, 7/1/2045[1]	7,332,799
2,600,000	5.000%, 7/1/2048[1]	2,592,512
	State of Hawaii Harbor System Revenue
1,095,000	4.000%, 7/1/2033[1]	1,045,635
1,000,000	4.000%, 7/1/2037	968,146
1,150,000	4.000%, 7/1/2039	1,087,215
3,805,000	4.000%, 7/1/2040	3,571,754
	State of Hawaii State Highway Fund
1,250,000	4.000%, 1/1/2034	1,262,230
1,360,000	4.000%, 1/1/2035	1,362,746
425,000	5.000%, 1/1/2036	454,051
2,200,000	5.000%, 1/1/2040	2,351,906
1,105,000	5.000%, 1/1/2041	1,177,496
		27,603,885

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

September 30, 2022

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	WATER & SEWER — 14.9%
	City & County of Honolulu Wastewater System Revenue
$1,520,000	5.000%, 7/1/2036	$1,582,615
960,000	4.000%, 7/1/2037	927,371
2,000,000	4.000%, 7/1/2038	1,889,862
1,000,000	4.000%, 7/1/2038	944,931
1,750,000	4.000%, 7/1/2039	1,634,409
3,250,000	4.000%, 7/1/2044	2,905,412
2,990,000	4.000%, 7/1/2049	2,612,773
2,175,000	5.000%, 7/1/2049	2,268,547
	Honolulu City & County Board of Water Supply
1,000,000	5.000%, 7/1/2028	1,089,154
1,470,000	5.000%, 7/1/2029	1,620,500
1,545,000	5.000%, 7/1/2030	1,716,971
2,035,000	4.000%, 7/1/2046	1,798,592
		20,991,137
	TOTAL REVENUE BONDS	111,624,427
	TOTAL HAWAII MUNICIPAL BONDS
	(Cost $152,062,516)	137,741,139

	PRE-REFUNDED HAWAII MUNICIPAL BONDS[2] — 0.7%
	REVENUE BONDS — 0.7%
	WATER & SEWER — 0.7%
1,000,000	City & County of Honolulu Wastewater System Revenue 5.000%, 7/1/2032	1,047,936
	TOTAL PRE-REFUNDED HAWAII MUNICIPAL BONDS
	(Cost $1,079,857)	1,047,936

	TOTAL INVESTMENTS — 98.6%
	(Cost $153,142,373)	138,789,075
	Other Assets in Excess of Liabilities — 1.4%	1,983,381
	TOTAL NET ASSETS — 100.0%	$140,772,456

[1]	Securities that are subject to alternative minimum tax represent 16.43% of the Fund’s net assets.
[2]	Pre-Refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SUMMARY OF INVESTMENTS

September 30, 2022

Municipal Issuance/Industry Type	Percent of Total Net Assets
Hawaii Municipal Bonds
General Obligation
Appropriation	18.6%
Revenue Bonds
Appropriation	8.1%
Education	5.6%
Healthcare	15.1%
Housing	9.3%
Special Tax	6.7%
Transportation	19.6%
Water & Sewer	14.9%
Total Hawaii Municipal Bonds	97.9%

Pre-Refunded Hawaii Municipal Bonds
Revenue Bonds
Water & Sewer	0.7%
Total Pre-Refunded Hawaii Municipal Bonds	0.7%

Total Investments	98.6%
Other Assets in Excess of Liabilities	1.4%
Total Net Assets	100.0%

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2022

Assets:
Investments, at value (cost $153,142,373) (Note 1 (A))	$138,789,075
Cash	664,853
Receivables:
Fund shares sold	100
Interest	1,715,518
Prepaid expenses	12,786
Total assets	141,182,332

Liabilities:
Payables:
Fund shares redeemed	197,843
Management fees	59,157
Distributions to shareholders	58,602
Audit and tax fees	32,500
Distribution fees	14,198
Accounting fees	9,033
Transfer Agent fees	7,099
Shareholder Servicing fees	5,916
Administration fees	5,916
Chief Compliance Officer fees	5,753
Custody fees	2,400
Accrued other expenses	11,459
Total liabilities	409,876
Net Assets	$140,772,456

Components of Net Assets:
Paid-in capital (par value of $0.01 per share, 40,000,000 shares authorized)	155,578,648
Total accumulated deficit	(14,806,192)
Net Assets	$140,772,456

Shares of beneficial interest issued and outstanding	14,419,177
Net asset value, offering, and redemption price per share	$9.76

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2022

Investment Income:
Interest	$4,263,156
Total investment income	4,263,156

Expenses:
Management fees (Note 2)	777,889
Distribution fees (Notes 2 and 3)	199,122
Transfer Agent fees (Note 2)	93,347
Shareholder Servicing fees (Note 2)	77,789
Chief Compliance Officer fees (Note 2)	70,000
Administration fees (Note 2)	65,360
Accounting fees	54,907
Legal fees	36,418
Audit and tax fees	32,500
Insurance fees	16,682
Custody fees	15,220
Shareholder reporting fees	13,951
Registration fees	12,060
Transfer Agent out of pocket expenses	11,293
Director’s fees	5,700
Miscellaneous expenses	1,955
Total expenses	1,484,193
Expense reductions (Note 5)	(4,063)
Net expenses	1,480,130
Net investment income	2,783,026

Realized and Unrealized (Loss):
Net realized (loss) on security transactions	(475,106)
Net change in unrealized appreciation (depreciation) on investments	(20,591,092)
Net realized and unrealized loss	(21,066,198)

Net Decrease in Net Assets from Operations	$(18,283,172)

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,783,026	$2,860,608
Net realized gain (loss) on investments	(475,106)	1,038,632
Net change in unrealized appreciation (depreciation) on investments	(20,591,092)	(497,987)
Net increase (decrease) in net assets resulting from operations	(18,283,172)	3,401,253

Distributions to shareholders:
Total distributions to shareholders	(3,834,691)	(4,025,776)

Capital Transactions:
Net proceeds from shares sold	9,330,970	12,506,203
Reinvestment of distributions	2,902,985	3,001,537
Cost of shares redeemed	(15,206,947)	(11,392,667)
Net increase (decrease) in net assets from capital transactions	(2,972,992)	4,115,073
Total increase (decrease) in net assets	(25,090,855)	3,490,550

Net Assets:
Beginning of year	165,863,311	162,372,761
End of year	$140,772,456	$165,863,311

Capital Share Transactions:
Shares sold	865,306	1,102,651
Shares reinvested	270,239	264,854
Shares redeemed	(1,433,287)	(1,003,854)
Net increase (decrease) in capital share transactions	(297,742)	363,651

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)

	For the Year Ended September 30,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$11.27	$11.31	$11.23	$10.83	$11.13
Income from Investment Operations:
Net investment income[1]	0.19	0.20	0.22	0.26	0.25
Net realized and unrealized gain (loss)	(1.44)	0.04	0.08	0.39	(0.30)
Total from investment operations	(1.25)	0.24	0.30	0.65	(0.05)

Less Distributions:
From net investment income	(0.19)	(0.20)	(0.22)	(0.25)	(0.25)
From net realized gain	(0.07)	(0.08)	—	—	—
Total distributions	(0.26)	(0.28)	(0.22)	(0.25)	(0.25)

Net asset value, end of year	$9.76	$11.27	$11.31	$11.23	$10.83
Total return	(11.26)%	2.12%	2.67%	6.07%	(0.44)%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$140,772	$165,863	$162,373	$164,555	$161,725
Ratio of expenses to average net assets:
Before fee reduction	0.95%	0.95%	0.96%	0.98%	1.05%
After fee reduction	0.95%[2]	0.95%[2]	0.96%[2]	0.98%[2]	1.05%
Ratio of net investment income (loss) to average net assets:
Before fee reduction	1.79%	1.74%	1.97%	2.33%	2.30%
After fee reduction	1.79%[2]	1.74%[2]	1.97%[2]	2.33%[2]	2.30%
Portfolio turnover rate	9%	15%	18%	24%	10%

[1]	Based on average shares outstanding.
[2]

Under an agreement with the Fund’s custodian bank, $4,063, $401, $5,818 and $1,090 of custodian fees were paid by credits for cash balances during the fiscal years ended September 30, 2022, 2021, 2020 and 2019, respectively. If not for the offset agreement, the assets could have been employed to produce income. See Note 5.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2022

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. Lee Financial Mutual Fund, Inc. currently has one investment portfolio, the Fund, which is currently offering one Class of Shares: Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities’ yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than an investment in other types of municipal bond funds.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(A)	SECURITY VALUATION

Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate, including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at “fair value”. For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2022

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out, changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Municipal bonds are categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used in valuing the Fund’s investments, as of September 30, 2022. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$138,789,075	$—	$138,789,075

There were no transfers in to and out of Levels 1 and 2 during the current period presented.

(B)	FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders. Therefore, no federal income tax provision is required.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2022

The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2022, open Federal tax years include the tax years ended September 30, 2019 – September 30, 2022. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year for tax purposes. The Fund did not have any post-October capital losses to defer.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(D)	USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(E)	SHARE VALUATION

The net asset value per share for the Fund is determined by calculating the total value of the Fund’s assets, deducting its total liabilities and dividing the result by the number of shares outstanding.

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Hawaii, Inc. (“LFG”) provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of 0.50% and up to 0.10% of the Fund’s average daily net assets, respectively. The fees are listed on the statement of operations. For the year ended September 30, 2022, the Fund was allocated, and paid LFG, $70,000 of the Fund’s Chief Compliance Officer fee. Effective November 1, 2021, LFG delegated certain of its administrative duties and responsibilities to UMB Fund Services, Inc. as sub-administrator. LFG compensates UMB Fund Services, Inc. for its services as sub-administrator.

The Fund’s distributor, Lee Financial Securities, Inc. (“LFS”), a wholly-owned subsidiary of LFG, received $196,447 for costs incurred in connection with the sale of the Fund’s shares for the year ended September 30, 2022. (See Note 3).

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2022

Lee Financial Recordkeeping, Inc. (“LFR”), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of 0.06% of the Fund’s average daily net assets. LFR has delegated certain of its duties and responsibilities to UMB Fund Services, Inc. as sub-transfer agent. LFR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund’s directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of 0.05% of the Fund’s average daily net assets. The fees are listed on the statement of operations.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.

(3)	DISTRIBUTION COSTS

The Fund has adopted a distribution plan under Rule 12b-1 which allows the Fund to pay up to 0.25% per year of its average daily net assets for the sale and distribution of its shares and shareholder support services not otherwise provided by the Fund’s transfer agent. The fees are listed on the statement of operations.

(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $13,218,654 and $14,361,671, respectively, for the Fund during the period October 1, 2021, through September 30, 2022.

(5)	CUSTODY CREDITS

Under an agreement with the Fund’s custodian bank, $4,063, $401, $5,818 and $1,090 of custodian fees were paid by credits for cash balances during the fiscal years ended September 30, 2022, 2021, 2020 and 2019, respectively. If not for the offset agreement, the assets could have been employed to produce income.

(6) FEDERAL INCOME TAXES

At September 30, 2022, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$153,151,379

Gross unrealized appreciation	122,525
Gross unrealized depreciation	(14,484,829)
Net unrealized appreciation (depreciation)	$(14,362,304)

The tax character of distributions paid for the Hawaii Municipal Fund during the years ended September 30, 2022 and 2021 were as follows:

	Exempt- Interest Dividends	Ordinary Income	Long Term Capital Gains	Total Distributions
2022	$2,783,268	$5,079	$1,046,344	$3,834,691
2021	$2,858,697	$63,570	$1,103,509	$4,025,776

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2022

The tax character of distributable earnings (accumulated deficit) for the Hawaii Municipal Fund at September 30, 2022 were as follows:

Undistributed Ordinary Exempt-Interest Income	Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforwards	Post October Losses	Unrealized Gain/(Loss)*	Total Distributable Earnings (Accumulated Deficit)
$31,218	$—	$—	$(475,106)	$—	$(14,362,304)	$(14,806,192)

*	The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to wash sales.

At September 30, 2022, the Fund had accumulated capital loss carry forwards as follows:

	Short Term	Long Term	Total
Not Subject to Expiration	$475,106	$—	$475,106

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

(7) NEW ACCOUNTING PRONOUNCEMENTS OR REGULATIONS

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5. Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5, the Board of Directors designated LFG as its valuation designee to perform fair value determinations.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

September 30, 2022

(8)	SUBSEQUENT EVENTS DISCLOSURE

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

HAWAII MUNICIPAL FUND

ADDITIONAL INFORMATION

September 30, 2022 (Unaudited)

Household Delivery of Shareholder Documents:

Only one Prospectus, Rule 30-e3 Notice, Annual and Semi-Annual Report (if requested) will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement:

Lee Financial Mutual Fund, Inc., Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. In response to the Coronavirus outbreak, Lee Financial has had minimal staff on-site to facilitate the daily fund operations and maintain normal business operations. Additional Lee Financial staff have worked remotely to assist with Fund operations and shareholder requests. The Fund’s office has maintained limited visitor access. The Fund’s other service providers have been able to maintain normal business operations.

Contacting us - If after a significant business disruption, you cannot contact us as you usually do at (808) 988-8088, you should go to our website at www.LeeHawaii.com. Please visit our website at www.LeeHawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures:

The Fund has established Proxy Voting Policies and Procedures (“Policies”) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Hawaii, Inc., 3113 Olu Street, Honolulu, HI 96816. Copies of the Fund’s proxy voting records are posted on the Securities and Exchange Commission’s website at www.sec.gov and the Fund’s website at www.LeeHawaii.com and reflect the 12-month period beginning July 1, 2021 and ending June 30, 2022.

Schedules of Investments:

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the third month of the first and third quarters for each fiscal year as an attachment to Form N-PORT. Shareholders can view the filed Form N-PORT by visiting the Commission’s website at www.sec.gov or the Fund’s website at www.LeeHawaii.com.

Long-Term Capital Gain:

The Fund designates $1,046,344 as a long-term capital gain distribution.

Statement Regarding the Fund’s Liquidity Risk Management Program:

The Fund has adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interest in the Fund. The Fund’s Board of Directors has appointed the Fund’s Investment Manager to serve as the program administrator for the Program (the “Program Administrator”). Among other things, the Liquidity Rule requires that the Program Administrator provide a written report to the Board on an annual basis that addresses the operation of the Program, and assesses the adequacy and effectiveness of its

HAWAII MUNICIPAL FUND

ADDITIONAL INFORMATION — (Continued)

September 30, 2022 (Unaudited)

implementation, including the operation of the Highly Liquidity Investment Minimum (“HLIM”) established for the Fund, if any, and any material changes to the Program (the “Report”). The Program Administrator has established a Liquidity Risk Management Committee (the “Committee”) to assist it in the implementation and administration of the Program.

At a meeting held on October 19, 2022, the Board received and reviewed the annual report concerning the operation of the Program for the period from June 1, 2021 to June 30, 2022 (the “Period”) from the Committee. The Report summarized the operation of the Program and the information and factors considered by the Committee in reviewing the adequacy and effectiveness of the implementation of the Program. The Report concluded that the Program has been appropriately designed, implemented, and is effectively operating to assess and manage the Fund’s Liquidity Risk within the compliance parameters of the Liquidity Rule. The Report also indicated that no material changes to the Program were being recommended by the Committee and that the Fund was not required to set a HLIM.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

HAWAII MUNICIPAL FUND

INVESTMENT MANAGEMENT AGREEMENT

September 30, 2022 (Unaudited)

Disclosure Regarding Approval of the Investment Management Agreement

At a meeting held on July 27, 2022, the Board of Directors (the “Board”) of Lee Financial Mutual Fund, Inc. (the “Fund”) considered and approved the continuance of the Investment Management Agreement between the Fund and Lee Financial Group Hawaii, Inc. (the “LFG”) with respect to the Hawaii Municipal Fund (the “Portfolio”), a series of Lee Financial Mutual Fund, Inc., for an additional one-year period ending September 30, 2023.

Prior to the meeting, the Board had received detailed information from LFG. This information together with other information provided by LFG and the information provided to the Board throughout the course of year formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board’s subsequent approval of the Investment Management Agreement are described below.

1. Information Received

Materials reviewed. During the course of the year, the Board received a wide variety of materials relating to the services provided by LFG, including reports on the Portfolio’s investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by LFG to the Fund and Portfolio. In addition, the Board reviewed and considered supplementary information and presentations by LFG that included materials regarding the Portfolio’s investment results; management fee; performance; financial and profitability information regarding LFG, descriptions of various functions such as compliance monitoring and portfolio trading, and information about the experience and qualifications of the personnel providing investment management and administrative services to the Portfolio. Further, an independent third party prepared an analytical report which provided comparative management fee, expense and performance information for the Portfolio and its peer group.

Review Process. The Board received assistance regarding legal and industry standards from independent counsel to the independent Directors of the Board. The Board discussed the renewal of the Investment Management Agreement with LFG representatives. In deciding to recommend the renewal of the Investment Management Agreement, the Board did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

In the Board’s review of LFG, its personnel and its resources, it considered the depth and quality of LFG’s investment management process; the experience, capability and integrity of its senior management, portfolio manager and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. Based on this review, the Board determined that LFG has the capabilities, resources and personnel necessary to manage the Fund and Portfolio and the Board is satisfied with the quality of services provided by LFG in advising the Portfolio.

Other Services. The Board considered, in connection with the performance of LFG’s investment management services to the Fund and the Portfolio, the following: LFG’s policies, procedures and systems for compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board informed; and its attention to matters that may involve conflicts of interest with the Fund. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by LFG to the Fund and Portfolio under the Administrative Agreement.

HAWAII MUNICIPAL FUND

INVESTMENT MANAGEMENT AGREEMENT — (Continued)

September 30, 2022 (Unaudited)

3. Investment Performance

The Board considered the Portfolio’s unique pursuit of its investment objective and the investment results of the Portfolio in light of its objective. The Board reviewed the short-term and long-term performance of the Portfolio on an absolute basis and in comparison to its benchmark index and other comparable Hawaii and other single-state mutual funds. The Board also reviewed the rankings for the Portfolio by an independent rating and ranking organization. The Board took into consideration LFG’s explanation of the under-performance of the Portfolio over various periods as compared to its benchmark and peer group and noted the out-performance as compared to the Fund’s Hawaii mutual fund peers for the ten-year period ended June 30, 2022. The Board concluded that the performance of the Portfolio is reasonable as compared to its benchmark and other comparable funds in the peer group median as selected by the independent third party and the other Hawaii mutual funds.

4. Management Fees and Total Operating Expenses

The Board reviewed and considered the management fee payable by the Portfolio to LFG in light of the nature, extent and quality of the investment management and administrative services provided by LFG. Additionally, the Board received and considered information comparing the Portfolio’s management fee and overall expenses with those of other comparable funds as selected by the independent third party. The comparative information showed that the Portfolio’s management fee and operating expenses are competitive with the management fees and expenses of such other funds, however, the current Portfolio management fee is higher than the peer group and category median, but below the highest management fee of the peer group and the current net expenses are higher than the peer group and category median for other funds of similar size, but on both a net and a gross basis, lower than the highest expense ratio of the peer group. The Board also considered the advisory fee information for other LFG clients that are similarly managed to the Portfolio. Based on this information the Board concluded that the management fees and total operating expenses for the Portfolio are reasonable in light of the nature, extent and quality of the investment management and administrative services provided by LFG.

5. Adviser Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding LFG’s costs of providing services to the Fund and the Portfolio, as well as the resulting level of profits to LFG. The Board further concluded that the profit to LFG for investment management services seems reasonable based on the services provided. The Board noted that since the management fee does not contain breakpoints, there would be no economies of scale from reduction of the management fee as the Portfolio’s assets grow. In assessing the benefits to LFG from its relationships with the Portfolio, the Board noted that there are no soft dollar arrangements. The Board also took into account potential benefits to LFG as the Fund’s administrator and the engagement of affiliates for distribution, shareholder servicing and transfer agency services and concluded that the management fee for the Portfolio was reasonable in relation to the benefits derived by LFG and its affiliates from these relationships.

6. Conclusions

No single factor was determinative of the Board’s decision to re-approve the Fund Portfolio Investment Management Agreement, but rather the Board based their determination on the total mix of information available to them. Based on their review, including their consideration of each of the factors referred to above, the Board, including all of the Fund’s Independent Directors of the Board present, concluded that the Portfolio’s Investment Management Agreement, and the compensation is determined to be fair and reasonable in light of such services provided and expenses incurred under the Investment Management Agreement.

HAWAII MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

September 30, 2022

To the Shareholders and Board of Directors
of Lee Financial Mutual Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Hawaii Municipal Fund (the “Fund”), a series of Lee Financial Mutual Fund, Inc., including the schedule of investments, as of September 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 1988.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

Philadelphia, Pennsylvania
November 23, 2022

HAWAII MUNICIPAL FUND

BOARD OF DIRECTORS AND OFFICERS

September 30, 2022 (Unaudited)

The Officers and Directors of Lee Financial Mutual Fund, Inc. (“Corporation”), their principal occupations for the last five years and their affiliation, if any, with the Investment Manager, or the Corporation’s Distributor, are shown below. The Officers of the Corporation manage its day to-day operations. The Corporation’s Investment Manager and its Officers are subject to the supervision and control of the Directors under the laws of the state of Maryland.

Name, Year of Birth and Address:	Position(s) Held, Term of Office and Length of Time Served:	Principal Occupation During the Past Five Years:	Number of Portfolios in Corporation Complex Overseen by Director:	Other Directorships Held by Director During the Past Five Years:
DISINTERESTED DIRECTORS:
Clayton W.H. Chow (born 1952)[1]	Director Unlimited Term Since 1988	Retired; March 2012-August 2014, Sales Manager, Estes Express	1	None
Lynden M. Keala (born 1954)[1]	Director Unlimited Term Since 1989	February 2014–Present, Account Executive, American Solutions for Business; September 2005-January 2014, Account Executive, Workflow One (formerly The Relizon Company)	1	None
Kim F. Scoggins (born 1947)[1]	Director Unlimited Term Since 1997	Vice President & Division Manager, Colliers International HI, LLC	1	None
INTERESTED DIRECTOR:
Terrence K.H. Lee (born 1957)[1,2]	Director, Chairman, and CEO Unlimited Term Since 1988	Director, President and CEO, Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc., and Lee Financial Recordkeeping, Inc.	1	None
OFFICERS:
Nora B. Foley (born 1960)[1]	President[3] Since 2018 Chief Compliance Officer[3] Since 2004	Executive Vice President, CCO, CFO, and Treasurer Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc., and Lee Financial Recordkeeping, Inc.	N/A	N/A

HAWAII MUNICIPAL FUND

BOARD OF DIRECTORS AND OFFICERS — (Continued)

September 30, 2022 (Unaudited)

Name, Year of Birth and Address:	Position(s) Held, Term of Office and Length of Time Served:	Principal Occupation During the Past Five Years:	Number of Portfolios in Corporation Complex Overseen by Director:	Other Directorships Held by Director During the Past Five Years:
Charlotte A. Meyer (born 1953)[1]	Secretary[3] Since 2018

Director, Secretary (Since March 2018) Executive Vice President, and Assistant Treasurer (January 2006 – March 2018), Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc., and Lee Financial Recordkeeping, Inc.

			N/A	N/A
Lee Ann Y. Matsuda (born 1964)[1]	Treasurer[3] Since 2018

Employee, Vice President, March 2016 – Present; VP Operations, March 2013 – March 2016, Lee Financial Group Hawaii, Inc. March 2013 – Present; Employee, Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc.

			N/A	N/A

[1]	Address for directors and officers: c/o Lee Financial Group Hawaii, Inc., 3113 Olu Street, Honolulu, HI 96816-1425.

[2]

Mr. Lee is an “interested person” of the Corporation by virtue of his position as a director, officer and shareholder of the Fund’s investment manager, as well as his position as a director and officer of the Fund’s principal underwriter and transfer agent and because he has had a material and professional relationship with the Corporation for the last two completed calendar years.

[3]	Officers are not term limited and serve at the discretion of the Board.

Additional information about members of the Board of Directors and executive Officers is available in the Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call (808) 988-8088.

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INVESTMENT MANAGER

Lee Financial Group Hawaii, Inc.
3113 Olu Street
Honolulu, Hawaii 96816

DISTRIBUTOR

Lee Financial Securities, Inc.
3113 Olu Street
Honolulu, Hawaii 96816

FUND ACCOUNTANT

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212-3948

CUSTODIAN

UMB Bank, N.A.
982 Grand Blvd, 5th Floor
Kansas City, Missouri 64106

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square Suite #2000
Philadelphia, Pennsylvania 19103-6996

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th Street, Suite #2900
Philadelphia, Pennsylvania 19102-2529

TRANSFER AGENT

Lee Financial Recordkeeping, Inc.
3113 Olu Street
Honolulu, Hawaii 96816

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

The Registrant has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer, principal financial officer, and principal accounting officer. During the period covered by this report, the Code was amended to cover the Registrant's current principal financial officer and principal accounting officer. There were no implicit or explicit waivers to the provisions of the Code. The Code is filed herewith.

Item 3. Audit Committee Financial Expert.

(a)	The registrant’s board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The board of directors concluded that based on the required attributes, no independent member of the Board qualified as a financial expert. Based on the size of the registrant, the Board further concluded that a financial expert was not required.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $28,400 for the fiscal year ended September 30, 2022 and $28,400 for the fiscal year ended September 30, 2021.

(b)	Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were none for the fiscal year ended September 30, 2022 and none for the fiscal year ended September 30, 2021.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,300 for the fiscal year ended September 30, 2022 and $3,300 for the fiscal year ended September 30, 2021. The tax services relate to the preparation of the registrant’s excise tax and income tax returns.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $10,500 for the fiscal year ended September 30, 2022 and $10,500 for the fiscal year ended September 30, 2021. These fees are for services related to the internal control audit of the transfer agent.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures
(a)	The Committee shall review and approve proposals for the independent accountants to render permissible non-audit services. The Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

(b)	The pre-approval requirement may be waived with respect to the provision of non-audit services for the registrant if: (i) the aggregate amount of all such non-audit services provided to the registrant constitutes no more than 5% of the total amount of revenues paid by the registrant to its independent accountants during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

(c)	Review and approve in advance with the independent accountants each non-audit engagement involving the registrant’s independent accountants and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser (“control affiliates”) where: (i) the investment adviser or its control affiliate provides ongoing services to the registrant; and (ii) the engagement relates directly to the operations and financial reporting of the registrant.

(d)	The pre-approval requirement may be waived if: (i) the aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the registrant’s independent accountants by the registrant’s investment adviser and its control affiliates that provide ongoing services to the registrant during the fiscal year in which the services are provided that would have to be pre-approved by the registrant’s Committee; (ii) such services were not recognized by the registrant’s adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

(2) Percentages of Services Approved by the Audit Committee

None of the services provided to the registrant described in paragraphs (b) – (d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed to the principal accountant for services rendered by the principal accountant to the registrant, registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $15,400 for the fiscal year ended September 30, 2022 and $15,400 for the fiscal year ended September 30, 2021. These fees are for the tax services disclosed under Item 4(c) above; services related to the internal control audit of the transfer agent disclosed under Item 4(d) above; and the Anti-Money Laundering Program for the distributor and transfer agent.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1)	Code of Ethics for the Principal Executive and Principal Financial Officer subject of the disclosure required by Item 2 is attached herewith.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(a) (4)	No change in the registrant’s independent public accountant.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lee Financial Mutual Fund, Inc.

/s/ Terrence K.H. Lee

By: Terrence K.H. Lee, CEO

(Principal Executive Officer)

November 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Terrence K.H. Lee

By: Terrence K.H. Lee

(Principal Executive Officer)

November 30, 2022

/s/ Lee Ann Y. Matsuda

By: Lee Ann Y. Matsuda

(Principal Financial Officer)

November 30, 2022